Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Liquidity [Abstract]
Liquidity
2.	Liquidity

As of September 30, 2023, the Company had cash and cash equivalents of $712,906 and a backlog of $4,000,771. See Note 11 for a discussion of construction backlog. Based on its conversations with key customers, the Company anticipates its backlog to convert to revenue over the following period:

2023
Within 1 year	$4,000,771
Total Backlog	$4,000,771

The Company has incurred losses since its inception, has negative working capital of $(8,580,961) and has negative operating cash flows, which has raised substantial doubt about its ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of the uncertainty concerning the Company’s ability to continue as a going concern.

The Company intends to meet its capital needs from revenue generated from operations and by containing costs, entering into strategic alliances, as well as exploring other options, including the possibility of raising additional debt or equity capital as necessary. There is, however, no assurance the Company will be successful in meeting its capital requirements prior to becoming cash flow positive. The Company does not have any additional sources secured for future funding, and if it is unable to raise the necessary capital at the times it requires such funding, it may need to materially change its business plan, including delaying implementation of aspects of such business plan or curtailing or abandoning such business plan altogether.

2.	Liquidity

As of December 31, 2022, the Company had cash and cash equivalents of $582,776 and a backlog of $6,810,672. See Note 13 for a discussion of construction backlog. Based on the Company’s conversations with key customers, the Company anticipates its backlog to convert to revenue over the following period:

2022
Within 1 year	$6,810,762
Total Backlog	$6,810,762

The Company has incurred losses since its inception, has negative working capital  of approximately $820,000 and has negative operating cash flows, which has raised substantial doubt about its ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of the uncertainty concerning the Company’s ability to continue as a going concern.

The Company intends to meet its capital needs from revenue generated from operations and by containing costs, entering into strategic alliances, as well as exploring other options, including the possibility of raising additional debt or equity capital as necessary. There is, however, no assurance the Company will be successful in meeting its capital requirements prior to becoming cash flow positive. The Company does not have any additional sources secured for future funding, and if it is unable to raise the necessary capital at the times it requires such funding, it may need to materially change its business plan, including delaying implementation of aspects of such business plan or curtailing or abandoning such business plan altogether.

With the global spread of the ongoing novel coronavirus (“COVID-19”) pandemic during 2020, the Company implemented business continuity plans designed to address and mitigate the impact of the COVID-19 pandemic on its employees and business. Any quarantines, the timing and length of containment and eradication solutions, travel restrictions, absenteeism by infected workers, labor shortages or other disruptions to the Company’s suppliers and contract manufacturers or customers would likely adversely impact the Company’s sales and operating results and result in further project delays. In addition, the pandemic has negatively affected the economy and has affected the demand for the Company’s products. During COVID-19, order lead times were extended and delayed and pricing has increased. Some products or services may become unavailable if the regional or global spread were significant enough to prevent alternative sourcing. Accordingly, the Company is considering alternative product sourcing in the event that product supply becomes problematic. To the extent the ongoing COVID-19 pandemic adversely affects the Company’s business and results of operations, it may also have the effect of heightening many of the other risks and uncertainties which the Company faces. The Company has been impacted by COVID-19 with supply chain distributions, absenteeism by infected workers and skilled labor shortages which has caused delays in projects and the Company could be further impacted if the COVID-19 pandemic continues.